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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

COMMON STOCK - 80.4%**	Shares	Value (Note 1)
Consumer Discretionary - 11.7%
American Eagle Outfitters Inc.	50,000	$ 859,500
Best Buy Co. Inc.	80,000	1,894,400
Kohl's Corp.	35,000	1,751,050
Lowe's Cos. Inc.	50,000	1,569,000
Staples Inc.	50,000	809,000
Target Corp.	40,000	2,330,800
		9,213,750
Energy - 6.9%
Apache Corp.	20,000	2,008,800
Canadian Natural Resources Ltd.	40,000	1,327,200
Schlumberger Ltd.	30,000	2,097,900
		5,433,900
Financials - 15.8%
Affiliated Managers Group Inc.*	25,000	2,795,250
Bank of America Corp.	199,800	1,912,086
Goldman Sachs Group Inc./The	14,000	1,741,180
Morgan Stanley	70,000	1,374,800
State Street Corp.	60,000	2,730,000
Wells Fargo & Co.	55,000	1,877,700
		12,431,016
Health Care - 20.3%
Community Health Systems Inc.*	50,000	1,112,000
Gilead Sciences Inc.*	25,000	1,221,250
Laboratory Corp. of America Holdings*	20,000	1,830,800
Medtronic Inc.	40,000	1,567,600
Mylan Inc./PA*	90,000	2,110,500
Pfizer Inc.	39,800	901,868
St Jude Medical Inc.	50,000	2,215,500
Stryker Corp.	35,000	1,941,800
Teva Pharmaceutical Industries Ltd., ADR	25,000	1,126,500
Zimmer Holdings Inc.	30,000	1,928,400
		15,956,218
Industrials - 1.7%
Norfolk Southern Corp.	20,000	1,316,600

Information Technology - 22.5%
Adobe Systems Inc.*	55,000	1,887,050
Altera Corp.	20,000	796,400
Apple Inc.*	2,200	1,318,834
Applied Materials Inc.	90,000	1,119,600
Cisco Systems Inc.	100,000	2,115,000
Flextronics International Ltd.*	184,900	1,336,827
FLIR Systems Inc.	80,000	2,024,800
Google Inc., Class A*	4,000	2,564,960
Hewlett-Packard Co.	60,000	1,429,800
Microsoft Corp.	50,000	1,612,500
Symantec Corp.*	80,000	1,496,000
		17,701,771
Materials - 1.5%
Freeport-McMoRan Copper & Gold Inc.	30,000	1,141,200

Total Common Stock (Cost $64,872,871)		63,194,455

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Treasury Bills - 4.2%
0.04%, 4/26/12	500,000	499,985
0.07%, 8/23/12	550,000	549,835
0.14%, 9/20/12	750,000	749,489
0.12%, 11/15/12	1,500,000	1,498,817
		3,298,127
U.S. Treasury Note - 0.9%
1.5%, 7/15/12	700,000	702,871

Total U.S. Government and Agency Obligations (Cost $4,000,999)		4,000,998

INVESTMENT COMPANIES - 1.2%
SPDR S&P MidCap 400 ETF Trust	5,000	903,350
Total Investment Companies (Cost $910,500)		903,350

Repurchase Agreement - 26.4%
With U.S. Bank National Association issued 03/30/12 at 0.01%, due
04/02/12, collateralized by $21,107,628 in Fannie Mae pool #2008-47
due 06/25/38. Proceeds at maturity are $20,693,644 (Cost $20,693,627)		20,693,627

TOTAL INVESTMENTS - 113.1% (Cost $90,477,997)		88,792,430
NET OTHER ASSETS AND LIABILITIES - (8.1%)		(6,324,658)
TOTAL CALL & PUT OPTIONS WRITTEN - (5.0%)		(3,957,961)
TOTAL ASSETS - 100%		$ 78,509,811
*Non-income producing
**All or a portion of these securities' positions represent covers (directly or through conversion rights)
for outstanding options written
ADR-American Depository Receipt
ETF-Exchange Traded Fund
Contracts
(100 shares		Expiration	Exercise
Call Options Written	Per contract)	Date	Price	Value
Adobe Systems Inc.	350	April 2012	$ 30.00	$ 152,250
Adobe Systems Inc.	200	October 2012	35.00	51,400
Affiliated Managers Group Inc.	250	June 2012	100.00	331,250
American Eagle Outfitters Inc.	500	August 2012	15.00	137,500
Apache Corp.	150	July 2012	105.00	60,000
Apache Corp.	50	October 2012	110.00	22,625
Apple Inc.	22	August 2012	625.00	83,875
Applied Materials Inc.	600	July 2012	13.00	23,400
Applied Materials Inc.	300	July 2012	14.00	3,750
Bank of America Corp.	298	May 2012	8.00	51,256
Bank of America Corp.	500	August 2012	9.00	65,250
Bank of America Corp.	500	November 2012	8.00	108,750
Bank of America Corp.	400	November 2012	10.00	41,800
Best Buy Co. Inc.	300	June 2012	25.00	24,750
Best Buy Co. Inc.	300	September 2012	27.00	25,650
Canadian Natural Resources Ltd.	200	June 2012	40.00	4,500

Canadian Natural Resources Ltd.	200	September 2012	43.00	9,000
Cisco Systems Inc.	200	July 2012	21.00	21,600
Cisco Systems Inc.	200	October 2012	22.00	20,700
Community Health Systems Inc.	200	June 2012	21.00	50,000
Flextronics International Ltd.	500	April 2012	7.00	16,000
Flextronics International Ltd.	500	July 2012	7.00	31,500
FLIR Systems Inc.	450	April 2012	28.00	2,250
FLIR Systems Inc.	150	July 2012	26.00	13,500
Gilead Sciences Inc.	250	May 2012	41.00	207,500
Goldman Sachs Group Inc./The	70	July 2012	105.00	151,725
Google Inc.	8	June 2012	660.00	18,160
Google Inc.	16	September 2012	625.00	88,240
Hewlett-Packard Co.	200	May 2012	30.00	300
Kohl's Corp.	100	April 2012	55.00	500
Kohl's Corp.	200	July 2012	50.00	51,000
Laboratory Corp. of America Holdings	200	May 2012	85.00	147,000
Lowe's Cos. Inc.	300	April 2012	22.00	282,000
Lowe's Cos. Inc.	200	April 2012	24.00	148,000
Medtronic Inc.	150	May 2012	37.00	36,000
Medtronic Inc.	250	August 2012	41.00	27,375
Microsoft Corp.	300	July 2012	28.00	133,500
Microsoft Corp.	200	October 2012	33.00	30,000
Morgan Stanley	200	May 2012	20.00	20,000
Mylan Inc./PA	300	July 2012	25.00	18,300
Mylan Inc./PA	300	October 2012	24.00	47,400
Pfizer Inc.	300	June 2012	23.00	14,250
Schlumberger Ltd.	220	August 2012	80.00	29,810
SPDR S&P MidCap 400 ETF Trust	50	September 2012	183.00	42,750
St Jude Medical Inc.	200	April 2012	45.00	18,000
Staples Inc.	150	September 2012	16.00	19,125
Staples Inc.	250	September 2012	17.00	19,375
State Street Corp.	300	August 2012	44.00	114,000
Stryker Corp.	200	June 2012	55.00	45,500
Symantec Corp.	300	October 2012	18.00	56,100
Target Corp.	200	July 2012	52.50	127,000
Target Corp.	200	October 2012	57.50	72,000
Teva Pharmaceutical Industries Ltd.	250	September 2012	47.50	39,250
Wells Fargo & Co.	250	July 2012	29.00	137,500
Zimmer Holdings Inc.	300	June 2012	55.00	289,500
Total Call Options Written (Premiums received $2,758,841)				$3,783,716

Put Options Written
Apple Inc.	22	August 2012	575.00	81,895
Best Buy Co. Inc.	300	June 2012	21.00	16,500
Cisco Systems Inc.	200	July 2012	19.00	7,700
Google Inc.	10	June 2012	590.00	11,950
Microsoft Corp.	200	October 2012	31.00	32,500
Symantec Corp.	300	October 2012	17.00	23,700
Total Put Options Written (Premiums received $259,797)				$ 174,245

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP") and options which are valued at the mean between the best bid and best ask price across all option exchanges.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Fund has adopted Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of March 31, 2012, the Fund held no securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments carried at fair value:

				Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2012
Madison Strategic Sector Premium Fund
Assets:
Common Stocks	$ 63,194,455	$ -	$ -	$ 63,194,455
Investment Companies	903,350			903,350
U.S. Government and Agency Obligations		4,000,998		4,000,998
Repurchase Agreement		20,693,627		20,693,627
	$ 64,097,805	$ 24,694,625	$ -	$ 88,792,430
Liabilities:
Written Options	$ 3,957,961	$ -	$ -	$ 3,957,961
	$ 3,957,961	$ -	$ -	$ 3,957,961

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, and the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis was effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended March 31, 2012.

The fund adopted guidance on enhanced disclosures about a fund's derivative and hedging activities in order to enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments		for as hedging instruments
Equity contracts	$-	Options Written	$3,957,961

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.   The adviser has determined the updated standards have no material impact on the Fund’s financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend data and interest income is recorded on an accrual basis.

2. Discussion of Risks: Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word “security” itself seems a misnomer.  Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you in the Funds.

2. Discussion of Risks: Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word “security” itself seems a misnomer.  Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you in the Funds.

There are several risks associated with transactions in options on securities.  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline.  A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases value.  The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 18, 2012

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 18, 2012